GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments

September 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 99.8%
Automobiles & Components – 0.2%
139,719	Gentex Corp.	$ 3,597,764
3,260	Tesla, Inc.*	1,398,573
2,072	Thor Industries, Inc.	197,379

		5,193,716

Banks – 3.7%
34,900	Credicorp Ltd.	4,327,251
1,400	Cullen/Frost Bankers, Inc.	89,530
3,600	First Horizon National Corp.	33,948
15,500	FNB Corp.	105,090
753,100	Huntington Bancshares, Inc.	6,905,927
389,629	JPMorgan Chase & Co.(a)(b)	37,509,584
703,999	New York Community Bancorp, Inc.(b)	5,822,072
434,000	PacWest Bancorp	7,412,720
1,053,099	People’s United Financial, Inc.(b)	10,857,450
81,400	PNC Financial Services Group, Inc. (The)	8,946,674
18,700	Synovus Financial Corp.	395,879
4,400	TCF Financial Corp.	102,784
198,000	Truist Financial Corp.	7,533,900
375,700	Umpqua Holdings Corp.	3,989,934
400	Webster Financial Corp.	10,564

		94,043,307

Capital Goods – 6.8%
111,368	3M Co.	17,838,926
700	Air Lease Corp.	20,594
1,300	Carlisle Cos., Inc.	159,081
104,187	Caterpillar, Inc.	15,539,491
8,565	Crane Co.	429,363
39,662	Cummins, Inc.	8,375,028
1,841	Donaldson Co., Inc.	85,459
147,062	Eaton Corp. plc	15,004,736
176,061	Emerson Electric Co.	11,544,320
196,998	Fastenal Co.	8,882,640
103,224	Honeywell International, Inc.	16,991,703
14,822	Hubbell, Inc.	2,028,242
78,550	Illinois Tool Works, Inc.	15,176,645
226,938	Johnson Controls International plc	9,270,417
41,101	L3Harris Technologies, Inc.	6,980,594
600	Lincoln Electric Holdings, Inc.	55,224
54,334	Lockheed Martin Corp.	20,825,136
60,400	MSC Industrial Direct Co., Inc. Class A	3,822,112
2,143	nVent Electric plc	37,910
18,234	Owens Corning	1,254,682
199,430	Raytheon Technologies Corp.	11,475,202
12,552	Timken Co. (The)	680,569
24,056	Trinity Industries, Inc.	469,092
4,800	Virgin Galactic Holdings, Inc.*(c)	92,304
25,799	Watsco, Inc.	6,008,329
554	Woodward, Inc.	44,409

		173,092,208

Commercial & Professional Services – 0.1%
9,400	CoreLogic, Inc.	636,098
16	CoStar Group, Inc.*	13,576
10,900	ManpowerGroup, Inc.	799,297
1,100	MSA Safety, Inc.	147,587
1,784	TransUnion	150,088

		1,746,646

Shares	Description	Value

Common Stocks – (continued)
Consumer Durables & Apparel – 1.0%
2,433	Capri Holdings Ltd.*	$ 43,794
33,700	Garmin Ltd.	3,196,782
66,030	Leggett & Platt, Inc.	2,718,404
427	Lennar Corp. Class B	28,037
2,437	Lululemon Athletica, Inc.*	802,675
123,100	NIKE, Inc. Class B	15,453,974
5,769	Tempur Sealy International, Inc.*	514,537
57,820	Toll Brothers, Inc.	2,813,521

		25,571,724

Consumer Services – 1.1%
11,871	Aramark	313,988
5,500	Bright Horizons Family Solutions, Inc.*	836,220
3,500	Chegg, Inc.*	250,040
8,027	Choice Hotels International, Inc.	690,001
63,302	Extended Stay America, Inc.	756,459
11,719	Hyatt Hotels Corp. Class A	625,443
52,137	McDonald’s Corp.	11,443,550
15,465	Planet Fitness, Inc. Class A*	952,953
81,600	Six Flags Entertainment Corp.	1,656,480
76,800	Starbucks Corp.	6,598,656
18,477	Wendy’s Co. (The)	411,945
127,900	Wyndham Destinations, Inc.	3,934,204
14,043	Wyndham Hotels & Resorts, Inc.	709,171

		29,179,110

Diversified Financials – 3.1%
9,698	Ally Financial, Inc.	243,129
97,060	American Express Co.	9,730,265
30,800	Apollo Global Management, Inc.	1,378,300
57,700	Ares Management Corp.	2,332,234
86,326	Berkshire Hathaway, Inc. Class B*	18,382,258
18,200	BlackRock, Inc.	10,256,610
25,800	Carlyle Group, Inc. (The)	636,486
42,800	CME Group, Inc.	7,160,868
37,400	Eaton Vance Corp.	1,426,810
7,600	Equitable Holdings, Inc.	138,624
1,110,204	Invesco Ltd.	12,667,427
3,373	KKR & Co., Inc.	115,829
2,083	OneMain Holdings, Inc.	65,094
56,801	Santander Consumer USA Holdings, Inc.	1,033,210
85,800	T. Rowe Price Group, Inc.	11,001,276
21,618	TD Ameritrade Holding Corp.	846,345
118,400	Virtu Financial, Inc. Class A	2,724,384

		80,139,149

Energy – 1.6%
237,098	Chevron Corp.	17,071,056
412,319	Exxon Mobil Corp.(b)	14,154,911
445,300	Kinder Morgan, Inc.	5,490,549
178,400	ONEOK, Inc.	4,634,832

		41,351,348

Food & Staples Retailing – 1.3%
26,354	Costco Wholesale Corp.	9,355,670
136,600	Walgreens Boots Alliance, Inc.	4,906,672
139,941	Walmart, Inc.	19,579,145

		33,841,487

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Food, Beverage & Tobacco – 3.9%
318,759	Altria Group, Inc.	$ 12,316,848
59,900	Bunge Ltd.	2,737,430
545,000	Coca-Cola Co. (The)(a)	26,906,650
93,600	Flowers Foods, Inc.	2,277,288
185,934	General Mills, Inc.	11,468,409
1,200	Ingredion, Inc.	90,816
15,800	Keurig Dr Pepper, Inc.	436,080
336,300	Kraft Heinz Co. (The)	10,072,185
194,582	PepsiCo, Inc.	26,969,065
95,254	Philip Morris International, Inc.	7,143,098

		100,417,869

Health Care Equipment & Services – 5.9%
215,942	Abbott Laboratories	23,500,968
36,379	Anthem, Inc.	9,771,036
27,268	Becton Dickinson and Co.	6,344,718
97,900	Cardinal Health, Inc.	4,596,405
26,368	Change Healthcare, Inc.*	382,600
260,578	CVS Health Corp.	15,217,755
11,001	DexCom, Inc.*	4,534,942
33,298	Encompass Health Corp.	2,163,704
7,143	Envista Holdings Corp.*	176,289
100	Guardant Health, Inc.*	11,178
8,883	Hill-Rom Holdings, Inc.	741,819
11,200	Insulet Corp.*	2,649,808
256,053	Medtronic plc	26,609,028
915	Molina Healthcare, Inc.*	167,482
800	Novocure Ltd.*	89,048
4,341	Penumbra, Inc.*	843,803
68,640	Stryker Corp.	14,302,517
5,000	Tandem Diabetes Care, Inc.*	567,500
1,500	Teladoc Health, Inc.*(c)	328,860
120,077	UnitedHealth Group, Inc.(a)	37,436,406

		150,435,866

Household & Personal Products – 1.9%
72,798	Kimberly-Clark Corp.	10,749,353
7,900	Nu Skin Enterprises, Inc. Class A	395,711
262,098	Procter & Gamble Co. (The)(a)	36,429,001

		47,574,065

Insurance – 1.8%
1,500	Axis Capital Holdings Ltd.	66,060
4,100	CNA Financial Corp.	122,959
143,800	Fidelity National Financial, Inc.	4,502,378
45,800	First American Financial Corp.	2,331,678
210,199	Mercury General Corp.	8,695,933
175,001	MetLife, Inc.	6,504,787
427,306	Old Republic International Corp.	6,298,490
142,799	Principal Financial Group, Inc.	5,750,516
199,900	Prudential Financial, Inc.	12,697,648

		46,970,449

Materials – 3.0%
49,426	Air Products and Chemicals, Inc.	14,722,028
7,400	Ashland Global Holdings, Inc.	524,808
162,249	Dow, Inc.	7,633,815
7,604	Graphic Packaging Holding Co.	107,140
50,400	International Flavors & Fragrances, Inc.(c)	6,171,480
448,899	International Paper Co.	18,198,366
72,419	Linde plc	17,245,137
73,580	Newmont Corp.	4,668,651

Shares	Description	Value

Common Stocks – (continued)
Materials – (continued)
3,799	Reliance Steel & Aluminum Co.	$ 387,650
15,623	RPM International, Inc.	1,294,209
15,400	Sonoco Products Co.	786,478
134,200	Southern Copper Corp.	6,075,234
2,203	Steel Dynamics, Inc.	63,072
2,300	W R Grace & Co.	92,667

		77,970,735

Media & Entertainment – 8.6%
72,752	Activision Blizzard, Inc.	5,889,274
32,629	Alphabet, Inc. Class A*	47,821,062
18,505	Alphabet, Inc. Class C*(a)	27,194,948
542,319	Comcast Corp. Class A	25,087,677
226,694	Facebook, Inc. Class A*	59,371,159
408,901	Interpublic Group of Cos., Inc. (The)	6,816,380
2,761	Liberty Broadband Corp. Class A*	391,537
43,624	Netflix, Inc.*	21,812,919
11,493	Nexstar Media Group, Inc. Class A	1,033,566
145,300	Omnicom Group, Inc.	7,192,350
10,100	Pinterest, Inc. Class A*	419,251
2,328	Roku, Inc.*	439,526
64,642	Sirius XM Holdings, Inc.	346,481
35,000	Snap, Inc. Class A*	913,850
39,800	TripAdvisor, Inc.	779,682
700	ViacomCBS, Inc. Class A	21,203
85,250	Walt Disney Co. (The)	10,577,820
2,346	World Wrestling Entertainment, Inc. Class A	94,943
9,275	Zillow Group, Inc. Class A*	941,784
30,202	Zillow Group, Inc. Class C*	3,068,221

		220,213,633

Pharmaceuticals, Biotechnology & Life Sciences – 8.2%
2,200	10X Genomics, Inc. Class A*	274,296
305,086	AbbVie, Inc.(a)(b)	26,722,483
5,800	Adaptive Biotechnologies Corp.*	282,054
7,322	Agios Pharmaceuticals, Inc.*	256,270
6,645	Alnylam Pharmaceuticals, Inc.*	967,512
69,902	Amgen, Inc.	17,766,292
1,832	Bio-Techne Corp.	453,841
888	Bluebird Bio, Inc.*	47,908
335,001	Bristol-Myers Squibb Co.(a)	20,197,210
7,653	Bruker Corp.	304,207
6,275	Charles River Laboratories International, Inc.*	1,420,974
86,878	Eli Lilly and Co.	12,859,682
2,808	Exact Sciences Corp.*	286,276
230,194	Gilead Sciences, Inc.	14,545,959
1,100	Global Blood Therapeutics, Inc.*	60,654
7,500	Immunomedics, Inc.*	637,725
5,100	Iovance Biotherapeutics, Inc.*	167,892
275,234	Johnson & Johnson	40,976,838
302,253	Merck & Co., Inc.	25,071,886
3,585	Moderna, Inc.*	253,639
710,699	Pfizer, Inc.	26,082,653
5,631	QIAGEN NV*	294,276
900	Repligen Corp.*	132,786
1,420	Sage Therapeutics, Inc.*	86,790
2,687	Seattle Genetics, Inc.*	525,819
7,000	Syneos Health, Inc.*	372,120

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals, Biotechnology & Life Sciences – (continued)
43,196	Thermo Fisher Scientific, Inc.	$ 19,071,898

		210,119,940

Real Estate – 2.5%
4,928	American Campus Communities, Inc. (REIT)	172,086
58,391	American Homes 4 Rent Class A (REIT)	1,662,976
44,401	American Tower Corp. (REIT)	10,733,054
1,797	Brandywine Realty Trust (REIT)	18,581
3,320	Brixmor Property Group, Inc. (REIT)	38,811
16,087	Camden Property Trust (REIT)	1,431,421
2,076	Corporate Office Properties Trust (REIT)	49,243
3,658	Cousins Properties, Inc. (REIT)	104,582
45,100	Crown Castle International Corp. (REIT)	7,509,150
4,400	CyrusOne, Inc. (REIT)	308,132
21,700	Digital Realty Trust, Inc. (REIT)	3,184,692
78	Douglas Emmett, Inc. (REIT)	1,958
1,403	EPR Properties (REIT)	38,582
9,000	Equinix, Inc. (REIT)	6,841,170
55,100	Equity LifeStyle Properties, Inc. (REIT)	3,377,630
5,800	First Industrial Realty Trust, Inc. (REIT)	230,840
7,270	Gaming and Leisure Properties, Inc. (REIT)	268,481
7,526	Healthcare Trust of America, Inc. Class A (REIT)	195,676
602	Highwoods Properties, Inc. (REIT)	20,209
864	Howard Hughes Corp. (The)*	49,766
6,897	Hudson Pacific Properties, Inc. (REIT)	151,251
87,000	Invitation Homes, Inc. (REIT)	2,435,130
2,156	Lamar Advertising Co. Class A (REIT)	142,662
37,320	Medical Properties Trust, Inc. (REIT)	657,952
5,561	National Retail Properties, Inc. (REIT)	191,910
10,405	Omega Healthcare Investors, Inc. (REIT)	311,526
29,335	Outfront Media, Inc. (REIT)	426,824
8,383	Park Hotels & Resorts, Inc. (REIT)	83,746
102,727	Prologis, Inc. (REIT)	10,336,391
24,200	SBA Communications Corp. (REIT)	7,707,216
1,781	Spirit Realty Capital, Inc. (REIT)	60,109
12,591	STORE Capital Corp. (REIT)	345,371
30,693	Sun Communities, Inc. (REIT)	4,315,743
57,963	VEREIT, Inc. (REIT)	376,759
1,280	WP Carey, Inc. (REIT)	83,405

		63,863,035

Retailing – 8.2%
39,786	Amazon.com, Inc.*(a)	125,275,372
4,907	Burlington Stores, Inc.*	1,011,284
7,875	Carvana Co.*	1,756,597

Shares	Description	Value

Common Stocks – (continued)
Retailing – (continued)
19,200	Etsy, Inc.*	$ 2,335,296
5,281	Five Below, Inc.*	670,687
14,900	Foot Locker, Inc.	492,147
6,781	Grubhub, Inc.*	490,470
153,476	Home Depot, Inc. (The)	42,621,820
113,699	Lowe’s Cos., Inc.	18,858,116
518	MercadoLibre, Inc.*	560,725
79,015	Target Corp.	12,438,541
3,962	Wayfair, Inc. Class A*	1,152,981
16,500	Williams-Sonoma, Inc.	1,492,260

		209,156,296

Semiconductors & Semiconductor Equipment – 5.6%
115,317	Advanced Micro Devices, Inc.*	9,454,841
51,900	Analog Devices, Inc.	6,058,806
77,590	Broadcom, Inc.	28,267,589
5,800	Enphase Energy, Inc.*	479,022
100	Inphi Corp.*	11,225
420,509	Intel Corp.	21,773,956
24,653	Lam Research Corp.	8,178,633
62,300	Marvell Technology Group Ltd.	2,473,310
57,200	NVIDIA Corp.	30,957,784
2,000	NXP Semiconductors NV	249,620
111,197	QUALCOMM, Inc.	13,085,663
1,400	SolarEdge Technologies, Inc.*	333,690
1,644	Teradyne, Inc.	130,632
149,450	Texas Instruments, Inc.(a)	21,339,965

		142,794,736

Software & Services – 14.8%
2,700	2U, Inc.*	91,422
59,000	Accenture plc Class A	13,333,410
37,091	Adobe, Inc.*	18,190,539
12,000	Alteryx, Inc. Class A*	1,362,600
22,400	Amdocs Ltd.	1,285,984
7,500	Anaplan, Inc.*	469,350
7,300	Atlassian Corp. plc Class A*	1,327,067
53,408	Automatic Data Processing, Inc.	7,449,882
600	Avalara, Inc.*	76,404
12,836	Booz Allen Hamilton Holding Corp.	1,065,131
6,600	Cloudflare, Inc. Class A*	270,996
8,400	Coupa Software, Inc.*	2,303,616
1,000	Crowdstrike Holdings, Inc. Class A*	137,320
7,100	Datadog, Inc. Class A*	725,336
3,768	DocuSign, Inc.*	811,024
2,900	Dynatrace, Inc.*	118,958
100	Everbridge, Inc.*	12,573
1,700	Fastly, Inc. Class A*	159,256
80,572	Fidelity National Information Services, Inc.	11,861,004
4,800	FireEye, Inc.*	59,256
9,700	HubSpot, Inc.*	2,834,631
239,801	International Business Machines Corp.	29,176,588
70,700	Mastercard, Inc. Class A	23,908,619
713,433	Microsoft Corp.(a)(b)	150,056,363
3,622	MongoDB, Inc.*	838,529
6,400	Nutanix, Inc. Class A*	141,952
3,527	Okta, Inc.*	754,249
208,200	Paychex, Inc.	16,608,114
3,000	Paylocity Holding Corp.*	484,260

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Software & Services – (continued)
83,300	PayPal Holdings, Inc.*	$ 16,412,599
2,300	Pluralsight, Inc. Class A*	39,399
1,400	RingCentral, Inc. Class A*	384,454
85,049	salesforce.com, Inc.*	21,374,515
22,462	ServiceNow, Inc.*	10,894,070
14,000	Slack Technologies, Inc. Class A*	376,040
2,000	Smartsheet, Inc. Class A*	98,840
11,600	Splunk, Inc.*	2,182,308
7,510	Square, Inc. Class A*	1,220,751
14,587	Switch, Inc. Class A	227,703
4,200	Trade Desk, Inc. (The) Class A*	2,178,876
6,200	Twilio, Inc. Class A*	1,531,958
138,455	Visa, Inc. Class A	27,686,846
256,699	Western Union Co. (The)	5,501,060
3,400	Workday, Inc. Class A*	731,442
11,600	Zendesk, Inc.*	1,193,872
500	Zoom Video Communications, Inc. Class A*	235,055
4,700	Zscaler, Inc.*	661,243

		378,845,464

Technology Hardware & Equipment – 8.8%
1,498,556	Apple, Inc.(a)	173,547,771
500	Avnet, Inc.	12,920
635,648	Cisco Systems, Inc.(a)	25,038,175
244,181	Corning, Inc.	7,913,906
12,014	Dolby Laboratories, Inc. Class A	796,288
30,759	Flex Ltd.*	342,655
363,000	HP, Inc.	6,893,370
1,400	Jabil, Inc.	47,964
1,000	Littelfuse, Inc.	177,340
67,630	National Instruments Corp.	2,414,391
171,500	NetApp, Inc.	7,518,560

		224,703,340

Telecommunication Services – 2.5%
1,217,928	AT&T, Inc.(a)	34,723,127
509,002	Verizon Communications, Inc.(b)	30,280,529

		65,003,656

Transportation – 1.9%
18,284	JetBlue Airways Corp.*	207,158
12,400	Knight-Swift Transportation Holdings, Inc.	504,680
17,224	Lyft, Inc. Class A*	474,521
42,346	Norfolk Southern Corp.	9,061,621
33,000	Ryder System, Inc.	1,393,920
12,582	Uber Technologies, Inc.*	458,991
118,762	Union Pacific Corp.	23,380,675
71,298	United Parcel Service, Inc. Class B	11,880,386

		47,361,952

Utilities – 3.3%
53,000	Consolidated Edison, Inc.	4,123,400
295,897	Dominion Energy, Inc.	23,355,150
265,600	Duke Energy Corp.	23,521,536
21,700	MDU Resources Group, Inc.	488,250
1,400	OGE Energy Corp.	41,986
609,201	PPL Corp.	16,576,359

Shares	Description	Value

Common Stocks – (continued)
Utilities – (continued)
316,501	Southern Co. (The)	$ 17,160,685

		85,267,366

TOTAL COMMON STOCKS (Cost $2,030,529,388)		$2,554,857,097

Shares	Dividend Rate	Value

Investment Company(d) – 1.5%
Goldman Sachs Financial Square Government Fund — Institutional Shares
37,942,365	0.027%	$ 37,942,365
(Cost $37,942,365)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $2,068,471,753)		$2,592,799,462

Securities Lending Reinvestment Vehicle(d) – 0.2%
Goldman Sachs Financial Square Government Fund — Institutional Shares
6,332,150	0.027%	$ 6,332,150
(Cost $6,332,150)

TOTAL INVESTMENTS – 101.5% (Cost $2,074,803,903)		$2,599,131,612

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.5)%		(37,102,064)

NET ASSETS – 100.0%		$2,562,029,548

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	All or a portion of security is segregated as collateral for call options written.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c)	All or a portion of security is on loan.

(d)	Represents an Affiliated Issuer.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

Currency Abbreviation:
USD	— United States Dollar

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	238	12/18/2020	$39,888,800	$338,710

WRITTEN OPTIONS CONTRACTS — At September 30, 2020, the Fund had the following written options contracts:

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ Depreciation

Written options contracts:
Calls
S&P 500 Index	Morgan Stanley Co., Inc	3,290 USD	10/30/2020	727	$(244,490,100)	$(9,003,895)	$(9,413,196)	$409,301
		3,560 USD	11/30/2020	711	(239,109,300)	(3,103,515)	(8,742,456)	5,638,941
		3,430 USD	12/31/2020	648	(217,922,400)	(8,187,480)	(8,410,236)	222,756

Total written options contracts				2,086		$(20,294,890)	$(26,565,888)	$6,270,998

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments

September 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 99.4%
Australia – 9.0%
1,244	Afterpay Ltd. (Software & Services)*	$ 73,327
80,836	AGL Energy Ltd. (Utilities)	789,309
51,152	APA Group (Utilities)	380,248
433,276	Aurizon Holdings Ltd. (Transportation)	1,332,918
75,241	BHP Group Ltd. (Materials)	1,943,746
5,805	BHP Group plc (Materials)	123,845
51,205	Coca-Cola Amatil Ltd. (Food, Beverage & Tobacco)	350,493
23,965	Coles Group Ltd. (Food & Staples Retailing)	291,960
64,545	Commonwealth Bank of Australia (Banks)	2,970,122
1,390	CSL Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	287,128
19,189	Fortescue Metals Group Ltd. (Materials)	225,433
63,415	Glencore plc (Materials)*(a)	131,470
88,722	Medibank Pvt Ltd. (Insurance)	160,090
175,269	National Australia Bank Ltd. (Banks)	2,251,671
20,689	Rio Tinto Ltd. (Materials)	1,413,088
11,619	Rio Tinto plc (Materials)	699,144
45,276	Rio Tinto plc ADR (Materials)(a)(b)	2,734,218
13,841	Sonic Healthcare Ltd. (Health Care Equipment & Services)	328,685
30,155	Wesfarmers Ltd. (Retailing)	963,883

		17,450,778

Austria – 0.1%
3,643	Erste Group Bank AG (Banks)	76,286
2,796	voestalpine AG (Materials)(a)	73,691

		149,977

Belgium – 1.9%
35,194	Ageas SA/NV (Insurance)	1,440,107
13,237	Anheuser-Busch InBev SA/NV (Food, Beverage & Tobacco)	712,686
85,798	Proximus SADP (Telecommunication Services)	1,565,215

		3,718,008

China – 0.2%
4,910	Prosus NV (Retailing)*	453,206

Denmark – 1.7%
6,157	Coloplast A/S Class B (Health Care Equipment & Services)	975,817
27,651	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	1,915,732
12,480	Tryg A/S (Insurance)	392,902

		3,284,451

Finland – 2.8%
7,102	Kone OYJ Class B (Capital Goods)	623,580
67,566	Metso Outotec OYJ (Capital Goods)	470,841
50,367	Neles OYJ (Capital Goods)	681,138
7,263	Neste OYJ (Energy)	382,468

Shares	Description	Value

Common Stocks – (continued)
Finland – (continued)
298,364	Nordea Bank Abp (Banks)	$ 2,267,189
26,281	Sampo OYJ Class A (Insurance)(a)	1,040,731

		5,465,947

France – 10.4%
7,477	Air Liquide SA (Materials)	1,185,177
8,681	Airbus SE (Capital Goods)*	629,595
12,945	BNP Paribas SA (Banks)*	468,280
12,106	Bouygues SA (Capital Goods)	418,339
5,936	Capgemini SE (Software & Services)(a)	761,562
2,181	Covivio (REIT)	153,147
21,499	Danone SA (Food, Beverage & Tobacco)	1,392,599
1,122	Dassault Systemes SE (Software & Services)	209,345
16,716	Edenred (Software & Services)	750,485
764	Gecina SA (REIT)	100,715
61	Hermes International (Consumer Durables & Apparel)	52,536
1,959	Kering SA (Consumer Durables & Apparel)(a)	1,299,488
2,385	L’Oreal SA (Household & Personal Products)(a)	776,149
5,717	LVMH Moet Hennessy Louis Vuitton SE (Consumer Durables & Apparel)(a)	2,674,989
2,445	Pernod Ricard SA (Food, Beverage & Tobacco)	389,821
26,637	Peugeot SA (Automobiles & Components)*	483,048
4,227	Publicis Groupe SA (Media & Entertainment)	136,236
3,760	Safran SA (Capital Goods)*	369,936
32,860	Sanofi (Pharmaceuticals, Biotechnology & Life Sciences)(a)	3,292,961
13,566	Schneider Electric SE (Capital Goods)(a)	1,686,239
42,051	TOTAL SE (Energy)(a)	1,444,139
1,535	Unibail-Rodamco-Westfield (REIT)	56,611
2,233	Valeo SA (Automobiles & Components)	68,571
2,034	Vinci SA (Capital Goods)	169,954
34,174	Vivendi SA (Media & Entertainment)	954,441
2,168	Worldline SA (Software & Services)*(c)	177,523

		20,101,886

Germany – 10.1%
1,494	adidas AG (Consumer Durables & Apparel)*	482,476
4,223	Allianz SE (Registered) (Insurance)	810,520
4,220	BASF SE (Materials)(a)	256,981
24,038	Bayer AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)(a)	1,482,994
13,633	Bayerische Motoren Werke AG (Automobiles & Components)(a)	989,444

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
18,035	Bayerische Motoren Werke AG (Preference) (Automobiles & Components)(d)	$ 985,656
1,439	Carl Zeiss Meditec AG (Health Care Equipment & Services)	181,747
10,619	Covestro AG (Materials)(c)	526,597
2,137	Delivery Hero SE (Retailing)*(c)	245,198
2,230	Deutsche Boerse AG (Diversified Financials)	390,964
43,730	Deutsche Post AG (Registered) (Transportation)(a)	1,984,274
51,998	E.ON SE (Utilities)	573,144
4,258	Evonik Industries AG (Materials)(a)	110,150
3,801	Fresenius SE & Co. KGaA (Health Care Equipment & Services)	172,848
808	GEA Group AG (Capital Goods)	28,311
17,208	HOCHTIEF AG (Capital Goods)	1,335,849
8,731	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	246,090
3,095	LEG Immobilien AG (Real Estate)	441,158
6,608	METRO AG (Food & Staples Retailing)	65,808
2,239	Porsche Automobil Holding SE (Preference) (Automobiles & Components)*,(d)	133,592
2,764	Puma SE (Consumer Durables & Apparel)*	248,470
19,261	SAP SE (Software & Services)(a)	2,999,288
689	Sartorius AG (Preference) (Health Care Equipment & Services)(d)	282,404
15,036	Siemens AG (Registered) (Capital Goods)	1,898,883
7,518	Siemens Energy AG (Utilities)*	202,733
3,648	Siemens Healthineers AG (Health Care Equipment & Services)(c)	163,753
223,703	Telefonica Deutschland Holding AG (Telecommunication Services)	571,729
2,710	Volkswagen AG (Preference) (Automobiles & Components)(d)	436,069
20,371	Vonovia SE (Real Estate)(a)	1,396,493

		19,643,623

Hong Kong – 2.7%
117,600	AIA Group Ltd. (Insurance)	1,168,956
16,700	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)	170,960
98,000	Hang Lung Properties Ltd. (Real Estate)	249,759
19,094	Hong Kong & China Gas Co. Ltd. (Utilities)	27,725
22,396	Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)	1,054,258

Shares	Description	Value

Common Stocks – (continued)
Hong Kong – (continued)
3,400	Jardine Matheson Holdings Ltd. (Capital Goods)	$ 135,155
2,200	Jardine Strategic Holdings Ltd. (Capital Goods)	43,619
212,657	Link REIT (REIT)	1,742,594
43,533	MTR Corp. Ltd. (Transportation)	216,050
22,902	Sino Land Co. Ltd. (Real Estate)	26,812
500	Sun Hung Kai Properties Ltd. (Real Estate)	6,443
400	Swire Properties Ltd. (Real Estate)	1,060
24,000	Techtronic Industries Co. Ltd. (Capital Goods)	319,097

		5,162,488

Ireland – 0.5%
24,567	CRH plc (Materials)(a)	890,832

Israel – 0.4%
107,511	Bank Leumi Le-Israel BM (Banks)	473,303
13,689	ICL Group Ltd. (Materials)	48,371
715	Wix.com Ltd. (Software & Services)*	182,218

		703,892

Italy – 1.1%
9,895	Enel SpA (Utilities)	85,848
4,925	Eni SpA (Energy)(a)	38,494
2,335	Ferrari NV (Automobiles & Components)	428,517
121,717	Mediobanca Banca di Credito Finanziario SpA (Banks)	953,765
2,098	Moncler SpA (Consumer Durables & Apparel)*	85,853
110,623	Snam SpA (Utilities)	568,909

		2,161,386

Japan – 25.6%
2,400	ABC-Mart, Inc. (Retailing)	124,959
2,400	Advantest Corp. (Semiconductors & Semiconductor Equipment)	116,737
11,300	AGC, Inc. (Capital Goods)	332,101
10,500	Alfresa Holdings Corp. (Health Care Equipment & Services)	229,979
37,200	Aozora Bank Ltd. (Banks)	617,687
27,000	Asahi Kasei Corp. (Materials)	235,538
7,100	Astellas Pharma, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	105,837
2,300	Bandai Namco Holdings, Inc. (Consumer Durables & Apparel)	168,521
53,100	Bridgestone Corp. (Automobiles & Components)	1,678,446
34,600	Canon, Inc. (Technology Hardware & Equipment)	573,895
7,900	Casio Computer Co. Ltd. (Consumer Durables & Apparel)	127,919

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
14,800	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	$ 664,157
31,100	Chugoku Electric Power Co., Inc. (The) (Utilities)	388,838
1,500	Dai-ichi Life Holdings, Inc. (Insurance)	21,166
29,400	Daiichi Sankyo Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	902,514
2,000	Daikin Industries Ltd. (Capital Goods)	369,549
8,200	Daito Trust Construction Co. Ltd. (Real Estate)	726,888
9,200	Daiwa House Industry Co. Ltd. (Real Estate)	235,955
132,700	Daiwa Securities Group, Inc. (Diversified Financials)	558,125
2,900	Denso Corp. (Automobiles & Components)	127,112
1,500	Disco Corp. (Semiconductors & Semiconductor Equipment)	366,757
9,700	Eisai Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	885,924
3,400	FANUC Corp. (Capital Goods)	652,513
200	Fast Retailing Co. Ltd. (Retailing)	125,684
2,600	Fuji Electric Co. Ltd. (Capital Goods)	82,422
1,300	Hikari Tsushin, Inc. (Retailing)	310,166
30,400	Hino Motors Ltd. (Capital Goods)	197,257
1,916	Hirose Electric Co. Ltd. (Technology Hardware & Equipment)	247,558
1,400	Hitachi Ltd. (Technology Hardware & Equipment)	47,403
6,700	Hitachi Metals Ltd. (Materials)	103,315
1,200	Honda Motor Co. Ltd. (Automobiles & Components)	28,497
3,500	Hoya Corp. (Health Care Equipment & Services)	395,207
3,700	Hulic Co. Ltd. (Real Estate)	34,718
3,200	Idemitsu Kosan Co. Ltd. (Energy)	68,323
3,100	Isuzu Motors Ltd. (Automobiles & Components)	27,112
55,800	ITOCHU Corp. (Capital Goods)	1,428,806
14,200	Japan Exchange Group, Inc. (Diversified Financials)	398,002
16,700	Japan Post Insurance Co. Ltd. (Insurance)	262,946
29,000	Japan Tobacco, Inc. (Food, Beverage & Tobacco)	529,070
6,400	JSR Corp. (Materials)	152,116
8,500	JTEKT Corp. (Automobiles & Components)	66,672
12,400	Kajima Corp. (Capital Goods)	149,398
9,300	Kakaku.com, Inc. (Media & Entertainment)	245,184

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
33,100	Kansai Electric Power Co., Inc. (The) (Utilities)	$ 320,802
7,100	Kao Corp. (Household & Personal Products)	533,002
22,000	KDDI Corp. (Telecommunication Services)	553,334
300	Keyence Corp. (Technology Hardware & Equipment)	140,244
6,400	Kikkoman Corp. (Food, Beverage & Tobacco)	355,032
5,200	Kintetsu Group Holdings Co. Ltd. (Transportation)	221,917
38,100	Kirin Holdings Co. Ltd. (Food, Beverage & Tobacco)	715,617
24,000	Komatsu Ltd. (Capital Goods)	527,113
3,100	Kose Corp. (Household & Personal Products)	379,557
7,300	Kyushu Railway Co. (Transportation)	156,078
7,700	Lawson, Inc. (Food & Staples Retailing)	367,156
27,300	LIXIL Group Corp. (Capital Goods)	551,796
7,700	M3, Inc. (Health Care Equipment & Services)	476,293
2,100	Makita Corp. (Capital Goods)	100,505
5,200	Marui Group Co. Ltd. (Retailing)	99,784
49,900	Mitsubishi Chemical Holdings Corp. (Materials)	288,042
33,700	Mitsubishi Corp. (Capital Goods)	806,622
23,400	Mitsubishi Electric Corp. (Capital Goods)	317,519
100	Mitsubishi Materials Corp. (Materials)	1,971
153,900	Mitsubishi UFJ Financial Group, Inc. (Banks)	614,196
13,800	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financials)	64,120
4,800	Mitsui & Co. Ltd. (Capital Goods)	82,478
27,730	Mizuho Financial Group, Inc. (Banks)	346,117
20,200	MS&AD Insurance Group Holdings, Inc. (Insurance)	544,253
12,600	Murata Manufacturing Co. Ltd. (Technology Hardware & Equipment)	819,342
8,200	Nabtesco Corp. (Capital Goods)	297,712
1,300	NEC Corp. (Software & Services)	76,042
10,200	NGK Spark Plug Co. Ltd. (Automobiles & Components)	178,095
400	Nidec Corp. (Capital Goods)	37,511
5,600	Nikon Corp. (Consumer Durables & Apparel)	37,787
1,800	Nintendo Co. Ltd. (Media & Entertainment)	1,020,044
6,600	Nippon Express Co. Ltd. (Transportation)	385,131
200	Nippon Paint Holdings Co. Ltd. (Materials)	20,589

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
67	Nippon Prologis REIT, Inc. (REIT)	$ 225,942
11,601	Nisshin Seifun Group, Inc. (Food, Beverage & Tobacco)	184,114
7,100	Nitto Denko Corp. (Materials)	462,556
22,900	Nomura Holdings, Inc. (Diversified Financials)	104,651
3,700	Nomura Real Estate Holdings, Inc. (Real Estate)	70,415
17,700	Nomura Research Institute Ltd. (Software & Services)	521,168
50,900	NSK Ltd. (Capital Goods)	389,607
6,400	NTT DOCOMO, Inc. (Telecommunication Services)	235,175
2,600	Obic Co. Ltd. (Software & Services)	457,243
300	Odakyu Electric Railway Co. Ltd. (Transportation)	7,541
7,400	Olympus Corp. (Health Care Equipment & Services)	153,889
2,300	Omron Corp. (Technology Hardware & Equipment)	179,828
3,000	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	94,362
5,400	Otsuka Corp. (Software & Services)	275,947
2,400	Otsuka Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	101,677
55,400	Panasonic Corp. (Consumer Durables & Apparel)	471,901
16,100	Park24 Co. Ltd. (Commercial & Professional Services)	261,394
22,900	Pola Orbis Holdings, Inc. (Household & Personal Products)	431,787
22,300	Recruit Holdings Co. Ltd. (Commercial & Professional Services)	885,653
49,100	Resona Holdings, Inc. (Banks)	167,275
1,000	Ryohin Keikaku Co. Ltd. (Retailing)	16,616
17,100	Seiko Epson Corp. (Technology Hardware & Equipment)	196,654
67,800	Seven Bank Ltd. (Banks)	164,317
6,900	Shimadzu Corp. (Technology Hardware & Equipment)	210,011
4,400	Shin-Etsu Chemical Co. Ltd. (Materials)	575,759
4,300	Shiseido Co. Ltd. (Household & Personal Products)	248,927
166,500	SoftBank Corp. (Telecommunication Services)	1,860,528
17,500	SoftBank Group Corp. (Telecommunication Services)	1,082,805
3,800	Sompo Holdings, Inc. (Insurance)	131,188
7,500	Sony Corp. (Consumer Durables & Apparel)	574,815
39,100	Subaru Corp. (Automobiles & Components)	759,043

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
22,900	Sumitomo Chemical Co. Ltd. (Materials)	$ 75,799
87,000	Sumitomo Corp. (Capital Goods)	1,048,741
4,200	Sumitomo Metal Mining Co. Ltd. (Materials)	130,260
46,600	Sumitomo Mitsui Financial Group, Inc. (Banks)	1,302,974
300	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	7,981
4,200	Sysmex Corp. (Health Care Equipment & Services)	401,864
38,200	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,365,380
1,000	TDK Corp. (Technology Hardware & Equipment)	109,193
42,600	Tohoku Electric Power Co., Inc. (Utilities)	426,941
10,900	Tokio Marine Holdings, Inc. (Insurance)	476,925
4,800	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	1,254,023
300	Tokyo Gas Co. Ltd. (Utilities)	6,846
41,800	Tokyu Fudosan Holdings Corp. (Real Estate)	180,564
4,600	TOTO Ltd. (Capital Goods)	211,965
3,800	Toyoda Gosei Co. Ltd. (Automobiles & Components)	87,252
43,820	Toyota Motor Corp. (Automobiles & Components)	2,908,334
2,800	Trend Micro, Inc. (Software & Services)	170,628
57,500	USS Co. Ltd. (Retailing)	1,028,870
3,000	Yamaha Corp. (Consumer Durables & Apparel)	143,882
200	Yamato Holdings Co. Ltd. (Transportation)	5,268
1,900	Yaskawa Electric Corp. (Capital Goods)	74,334
3,900	ZOZO, Inc. (Retailing)	108,828

		49,576,414

Luxembourg – 0.0%
6,342	SES SA FDR (Media & Entertainment)	44,897

Macau – 0.5%
53,000	Galaxy Entertainment Group Ltd. (Consumer Services)	358,317
94,000	Sands China Ltd. (Consumer Services)	364,364
108,800	Wynn Macau Ltd. (Consumer Services)*	174,603

		897,284

Netherlands – 2.4%
6,457	ASML Holding NV (Semiconductors & Semiconductor Equipment)(a)	2,384,774
2,547	Just Eat Takeaway.com NV (Retailing)*(c)	285,128

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Netherlands – (continued)
1,708	Koninklijke Ahold Delhaize NV (Food & Staples Retailing)	$ 50,485
1,888	Koninklijke DSM NV (Materials)	310,824
46,739	Koninklijke KPN NV (Telecommunication Services)	109,665
41,980	Royal Dutch Shell plc Class A (Energy)(a)	524,773
86,152	Royal Dutch Shell plc Class B (Energy)	1,044,770

		4,710,419

New Zealand – 0.6%
15,114	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Services)	333,574
256,995	Spark New Zealand Ltd. (Telecommunication Services)	801,902

		1,135,476

Norway – 0.5%
14,865	DNB ASA (Banks)	207,079
58	Gjensidige Forsikring ASA (Insurance)	1,177
9,167	Orkla ASA (Food, Beverage & Tobacco)	92,518
17,663	Telenor ASA (Telecommunication Services)	296,540
10,206	Yara International ASA (Materials)	392,724

		990,038

Portugal – 0.3%
80,161	EDP - Energias de Portugal SA (Utilities)	394,146
14,664	Galp Energia SGPS SA (Energy)	136,016
1,352	Jeronimo Martins SGPS SA (Food & Staples Retailing)	21,741

		551,903

Russia – 0.2%
104,182	Evraz plc (Materials)	463,911

Singapore – 1.0%
2,800	City Developments Ltd. (Real Estate)	15,763
58,300	DBS Group Holdings Ltd. (Banks)	857,089
45,600	Keppel Corp. Ltd. (Capital Goods)	149,371
27,900	Singapore Exchange Ltd. (Diversified Financials)	188,176
211,200	Singapore Technologies Engineering Ltd. (Capital Goods)	538,205
121,600	Singapore Telecommunications Ltd. (Telecommunication Services)	190,313

		1,938,917

South Africa – 0.0%
2	Anglo American plc (Materials)	48

Shares	Description	Value

Common Stocks – (continued)
Spain – 3.1%
5,596	ACS Actividades de Construccion y Servicios SA (Capital Goods)	$ 126,496
169	Amadeus IT Group SA (Software & Services)	9,385
26,583	Enagas SA (Utilities)	613,353
101,367	Endesa SA (Utilities)(a)	2,711,365
30,922	Ferrovial SA (Capital Goods)	751,108
364,241	Mapfre SA (Insurance)	571,444
8,298	Naturgy Energy Group SA (Utilities)	166,414
45,811	Red Electrica Corp. SA (Utilities)	859,202
57,354	Telefonica SA (Telecommunication Services)	196,470

		6,005,237

Sweden – 1.1%
4,320	Atlas Copco AB Class A (Capital Goods)	205,972
11,277	Atlas Copco AB Class B (Capital Goods)	470,634
2,920	Boliden AB (Materials)	86,638
8,614	Electrolux ABSeries B (Consumer Durables & Apparel)	200,800
3,158	EQT AB (Diversified Financials)	61,280
6,276	Hennes & Mauritz AB Class B (Retailing)	108,123
2,714	Lundin Energy AB (Energy)	53,821
247,525	Telia Co. AB (Telecommunication Services)	1,012,682

		2,199,950

Switzerland – 12.0%
17,232	ABB Ltd. (Registered) (Capital Goods)	438,104
17,824	Adecco Group AG (Registered) (Commercial & Professional Services)	940,490
1,868	Banque Cantonale Vaudoise (Registered) (Banks)	189,567
46,489	Clariant AG (Registered) (Materials)	917,094
40,278	Coca-Cola HBC AG (Food, Beverage & Tobacco)	994,578
358	EMS-Chemie Holding AG (Registered) (Materials)	321,651
313	Geberit AG (Registered) (Capital Goods)	185,178
17,849	LafargeHolcim Ltd. (Registered) (Materials)*	812,479
47,198	Nestle SA (Registered) (Food, Beverage & Tobacco)	5,617,130
38,853	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	3,373,385
1,163	Partners Group Holding AG (Diversified Financials)	1,069,732
9,484	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	3,248,655

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Switzerland – (continued)
349	SGS SA (Registered) (Commercial & Professional Services)	$ 935,264
31,901	STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	978,404
103	Straumann Holding AG (Registered) (Health Care Equipment & Services)	104,195
42,706	UBS Group AG (Registered) (Diversified Financials)	477,150
7,814	Zurich Insurance Group AG (Insurance)	2,724,861

		23,327,917

United Kingdom – 11.2%
31,958	AstraZeneca plc ADR (Pharmaceuticals, Biotechnology & Life Sciences)(a)(b)	1,751,298
255,576	Aviva plc (Insurance)	945,564
246,432	BAE Systems plc (Capital Goods)	1,530,469
179,257	Barclays plc (Banks)	226,143
49,299	BP plc ADR (Energy)(a)	860,761
39,051	British American Tobacco plc (Food, Beverage & Tobacco)	1,400,811
2,455	Coca-Cola European Partners plc (Food, Beverage & Tobacco)	95,279
10,439	Compass Group plc (Consumer Services)	156,812
13,945	Diageo plc (Food, Beverage & Tobacco)	478,993
66,686	GlaxoSmithKline plc ADR (Pharmaceuticals, Biotechnology & Life Sciences)(a)	2,510,061
386,987	HSBC Holdings plc (Banks)(a)	1,513,993
14,235	Imperial Brands plc (Food, Beverage & Tobacco)	251,440
133,695	M&G plc (Diversified Financials)	274,801
40,758	National Grid plc (Utilities)	468,153
30,474	Persimmon plc (Consumer Durables & Apparel)	971,158
26,524	Prudential plc (Insurance)	380,575
1,916	Reckitt Benckiser Group plc (Household & Personal Products)(a)	186,820
17,073	RELX plc (Commercial & Professional Services)	380,012
22,052	Segro plc (REIT)	265,011
42,819	SSE plc (Utilities)	666,442
9,344	St James’s Place plc (Diversified Financials)	112,412
57,540	Unilever NV (Household & Personal Products)(a)	3,494,253
23,892	Unilever plc ADR (Household & Personal Products)(a)(b)	1,473,659
91,846	Vodafone Group plc ADR (Telecommunication Services)(a)	1,232,573
7,360	Wm Morrison Supermarkets plc (Food & Staples Retailing)	16,155

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
2,770	WPP plc (Media & Entertainment)	$ 21,756

21,665,404

TOTAL INVESTMENTS – 99.4% (Cost $180,889,517)		$ 192,694,289

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%		1,239,474

NET ASSETS – 100.0%		$ 193,933,763

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	All or a portion of security is segregated as collateral for call options written.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(d)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

Investment Abbreviations:
ADR	— American Depositary Receipt
FDR	— Fiduciary Depositary Receipt
REIT	— Real Estate Investment Trust

Currency Abbreviations:
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
EURO STOXX 50 Index	18	12/18/2020	$674,065	$(25,467)
FTSE 100 Index	3	12/18/2020	226,127	(6,815)
MSCI Singapore Index	1	10/29/2020	20,710	(83)
SPI 200 Index	1	12/17/2020	103,892	(1,569)
TOPIX Index	2	12/10/2020	308,254	4,798

Total Futures Contracts				$(29,136)

WRITTEN OPTIONS CONTRACTS — At September 30, 2020, the Fund had the following written options contracts:

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ Depreciation

Written options contracts:
Calls
EURO STOXX 50 Index	Morgan Stanley Co., Inc.	3,375 EUR	12/18/2020	865	$(27,624,727)	$(597,346)	$(1,093,780)	$496,434
FTSE 100 Index		6,125 GBP	12/18/2020	117	(6,863,337)	(178,146)	(293,636)	115,490
Nikkei 225 Index		23,500 JPY	12/11/2020	74	(1,715,698,880)	(505,191)	(554,601)	49,410

Total written options contracts				1,056		$(1,280,683)	$(1,942,017)	$661,334

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments

September 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 100.0%
Automobiles & Components – 1.1%
164,726	General Motors Co.	$ 4,874,242
21,887	Gentex Corp.	563,590
28,888	Tesla, Inc.*	12,393,241

		17,831,073

Banks – 2.6%
87,484	Associated Banc-Corp.	1,104,048
42,551	Bancorp, Inc. (The)*	367,641
258,560	Bank of America Corp.	6,228,710
144,004	Cadence Bancorp	1,236,994
186,333	Citigroup, Inc.	8,032,816
40,193	East West Bancorp, Inc.	1,315,919
23,131	Essent Group Ltd.	856,078
40,192	First Bancorp/PR	209,802
32,891	Independent Bank Group, Inc.	1,453,124
32,081	International Bancshares Corp.	836,031
49,088	JPMorgan Chase & Co.	4,725,702
80,240	MGIC Investment Corp.	710,927
10,646	National Bank Holdings Corp. Class A	279,458
5,253	PennyMac Financial Services, Inc.	305,304
5,054	PNC Financial Services Group, Inc. (The)	555,485
11,205	Popular, Inc.	406,405
28,824	Radian Group, Inc.	421,119
30,371	Signature Bank	2,520,489
17,309	SVB Financial Group*	4,164,892
13,919	TriState Capital Holdings, Inc.*	184,288
29,639	Truist Financial Corp.	1,127,764
63,332	US Bancorp	2,270,452
27,264	Walker & Dunlop, Inc.	1,444,992
78,455	Western Alliance Bancorp	2,480,747

		43,239,187

Capital Goods – 4.5%
5,761	AGCO Corp.	427,869
14,624	Allison Transmission Holdings, Inc.	513,887
29,624	AMETEK, Inc.	2,944,626
32,308	Emerson Electric Co.	2,118,435
13,565	Fortive Corp.	1,033,789
10,402	H&E Equipment Services, Inc.	204,503
41,574	HD Supply Holdings, Inc.*	1,714,512
65,250	Hexcel Corp.	2,189,137
6,443	Honeywell International, Inc.	1,060,582
97,597	Illinois Tool Works, Inc.	18,856,716
96,928	Johnson Controls International plc	3,959,509
26,377	L3Harris Technologies, Inc.	4,479,870
12,408	Lockheed Martin Corp.	4,755,738
235,811	Masco Corp.	13,000,260
25,746	Navistar International Corp.*	1,120,981
149,820	Raytheon Technologies Corp.	8,620,643
1,370	RBC Bearings, Inc.*	166,058
31,103	Rush Enterprises, Inc. Class A	1,571,946
4,685	Simpson Manufacturing Co., Inc.	455,195
30,166	Snap-on, Inc.	4,438,324
2,989	Teledyne Technologies, Inc.*	927,218

		74,559,798

Shares	Description	Value

Common Stocks – (continued)
Commercial & Professional Services – 1.2%
11,341	Cimpress plc*(a)	$ 852,390
29,156	Cintas Corp.	9,703,991
4,648	Clean Harbors, Inc.*	260,427
40,870	CoreLogic, Inc.	2,765,673
7,128	CoStar Group, Inc.*	6,048,179
10,024	IAA, Inc.*	521,950
13,972	KAR Auction Services, Inc.	201,197

		20,353,807

Consumer Durables & Apparel – 0.8%
27,507	DR Horton, Inc.	2,080,354
32,262	G-III Apparel Group Ltd.*	422,955
38,036	Hanesbrands, Inc.	599,067
130	NVR, Inc.*	530,806
105,243	PulteGroup, Inc.	4,871,699
5,701	Skechers USA, Inc. Class A*	172,284
12,109	Whirlpool Corp.	2,226,724
39,938	YETI Holdings, Inc.*	1,809,990

		12,713,879

Consumer Services – 4.1%
18,628	Chipotle Mexican Grill, Inc.*	23,167,830
5,090	Collectors Universe, Inc.	251,904
36,282	Domino’s Pizza, Inc.	15,430,009
33,403	frontdoor, Inc.*	1,299,711
2,845	Graham Holdings Co. Class B	1,149,693
161,586	International Game Technology plc	1,798,452
62,232	Red Rock Resorts, Inc. Class A	1,064,167
120,822	ServiceMaster Global Holdings, Inc.*	4,818,381
102,575	Wingstop, Inc.	14,016,874
49,027	Yum China Holdings, Inc.	2,595,980
25,926	Yum! Brands, Inc.	2,367,044

		67,960,045

Diversified Financials – 5.3%
90,429	Ally Financial, Inc.	2,267,055
38,603	Berkshire Hathaway, Inc. Class B*	8,220,123
25,114	CME Group, Inc.	4,201,823
96,351	Discover Financial Services	5,567,161
107,778	E*TRADE Financial Corp.	5,394,289
19,961	Interactive Brokers Group, Inc. Class A	964,715
35,277	Jefferies Financial Group, Inc.	634,986
98,828	Ladder Capital Corp. (REIT)	703,655
622	LendingTree, Inc.*	190,886
1,859	LPL Financial Holdings, Inc.	142,529
4,946	MarketAxess Holdings, Inc.	2,381,944
70,299	Navient Corp.	594,027
29,824	PennyMac Mortgage Investment Trust (REIT)	479,272
62,760	S&P Global, Inc.	22,631,256
267,593	Starwood Property Trust, Inc. (REIT)	4,037,978
490,040	Synchrony Financial	12,824,347
56,882	TPG RE Finance Trust, Inc. (REIT)	481,222
333,356	Voya Financial, Inc.	15,977,753

		87,695,021

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Energy – 1.1%
8,224	Cactus, Inc. Class A	$ 157,819
38,680	Chevron Corp.	2,784,960
7,426	Core Laboratories NV	113,321
52,235	EOG Resources, Inc.	1,877,326
35,852	HollyFrontier Corp.	706,643
34,116	Marathon Petroleum Corp.	1,000,963
61,078	Matador Resources Co.*	504,504
8,760	ONEOK, Inc.	227,585
45,653	Pioneer Natural Resources Co.	3,925,701
25,139	Renewable Energy Group, Inc.*	1,342,925
103,628	Targa Resources Corp.	1,453,901
81,900	TechnipFMC plc	516,789
156,754	Williams Cos., Inc. (The)	3,080,216

		17,692,653

Food & Staples Retailing – 1.3%
11,583	Casey’s General Stores, Inc.	2,057,720
54,212	Costco Wholesale Corp.	19,245,260
2,725	Walmart, Inc.	381,255

		21,684,235

Food, Beverage & Tobacco – 2.0%
67,273	Archer-Daniels-Midland Co.	3,127,522
7,580	Constellation Brands, Inc. Class A	1,436,486
51,135	Darling Ingredients, Inc.*	1,842,394
11,453	Freshpet, Inc.*	1,278,728
35,242	Lamb Weston Holdings, Inc.	2,335,487
9,833	Lancaster Colony Corp.	1,758,140
213,411	Monster Beverage Corp.*	17,115,562
52,541	Tyson Foods, Inc. Class A	3,125,139

		32,019,458

Health Care Equipment & Services – 6.8%
3,020	Abbott Laboratories	328,667
6,191	ABIOMED, Inc.*	1,715,278
730	Align Technology, Inc.*	238,973
53,424	Anthem, Inc.	14,349,152
1,859	Chemed Corp.	892,971
21,748	Cigna Corp.	3,684,329
19,093	Dentsply Sirona, Inc.	834,937
72,981	Edwards Lifesciences Corp.*	5,825,343
145,456	HCA Healthcare, Inc.	18,135,454
13,051	Henry Schein, Inc.*	767,138
45,700	Hologic, Inc.*	3,037,679
34,579	Humana, Inc.	14,311,902
19,999	IDEXX Laboratories, Inc.*	7,861,807
17,371	McKesson Corp.	2,587,063
6,269	Molina Healthcare, Inc.*	1,147,478
4,621	Quidel Corp.*	1,013,755
1,283	STERIS plc	226,052
9,035	Teladoc Health, Inc.*(a)	1,980,833
943	Teleflex, Inc.	321,016
47,957	UnitedHealth Group, Inc.	14,951,554
52,873	Universal Health Services, Inc. Class B	5,658,468
46,257	West Pharmaceutical Services, Inc.	12,716,049

		112,585,898

Shares	Description	Value

Common Stocks – (continued)
Household & Personal Products – 1.4%
15,887	Church & Dwight Co., Inc.	$ 1,488,771
135,610	Herbalife Nutrition Ltd.*	6,326,207
110,150	Procter & Gamble Co. (The)	15,309,748

		23,124,726

Insurance – 1.7%
79,383	American Equity Investment Life Holding Co.	1,745,632
35,396	American Financial Group, Inc.	2,370,824
7,842	Arch Capital Group Ltd.*	229,378
59,191	Brighthouse Financial, Inc.*	1,592,830
101,122	Fidelity National Financial, Inc.	3,166,130
59,600	First American Financial Corp.	3,034,236
22,700	Globe Life, Inc.	1,813,730
9,425	Goosehead Insurance, Inc. Class A	816,111
15,650	Marsh & McLennan Cos., Inc.	1,795,055
33,874	Primerica, Inc.	3,832,504
17,273	Reinsurance Group of America, Inc.	1,644,217
75,315	Trupanion, Inc.*	5,942,354

		27,983,001

Materials – 3.6%
4,937	Air Products and Chemicals, Inc.	1,470,535
301,226	Amcor plc	3,328,547
78,720	Avient Corp.	2,082,931
319,536	Axalta Coating Systems Ltd.*	7,084,113
98,594	CF Industries Holdings, Inc.	3,027,822
53,802	Corteva, Inc.	1,550,036
2,903	Crown Holdings, Inc.*	223,125
8,601	Dow, Inc.	404,677
71,308	Element Solutions, Inc.*	749,447
85,354	Graphic Packaging Holding Co.	1,202,638
16,346	Ingevity Corp.*	808,146
191,930	Louisiana-Pacific Corp.	5,663,854
65,745	Mosaic Co. (The)	1,201,161
56,853	Olin Corp.	703,840
19,665	Royal Gold, Inc.	2,363,143
38,987	Sherwin-Williams Co. (The)	27,163,802
6,280	Southern Copper Corp.	284,296
35,299	Summit Materials, Inc. Class A*	583,846

		59,895,959

Media & Entertainment – 8.6%
4,764	Activision Blizzard, Inc.	385,646
16,330	Alphabet, Inc. Class A*	23,933,248
15,750	Alphabet, Inc. Class C*	23,146,200
12,147	Cardlytics, Inc.*	857,214
94,443	Comcast Corp. Class A	4,368,933
57,079	Electronic Arts, Inc.*	7,443,672
4,968	EverQuote, Inc. Class A*	191,964
106,950	Facebook, Inc. Class A*	28,010,205
28,637	Liberty Broadband Corp. Class C*	4,091,368
22,013	Lions Gate Entertainment Corp. Class B*	191,953
17,336	Netflix, Inc.*	8,668,520
26,985	Omnicom Group, Inc.	1,335,758
237,143	Pinterest, Inc. Class A*	9,843,806
11,855	Roku, Inc.*	2,238,224
11,879	Spotify Technology SA*	2,881,489
53,667	Take-Two Interactive Software, Inc.*	8,866,862
1,618,527	Zynga, Inc. Class A*	14,760,966

		141,216,028

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals, Biotechnology & Life Sciences – 10.7%
296,208	AbbVie, Inc.	$ 25,944,859
60,659	Alexion Pharmaceuticals, Inc.*	6,941,209
16,914	Biogen, Inc.*	4,798,164
7,726	Bluebird Bio, Inc.*	416,818
102,157	Elanco Animal Health, Inc.*	2,853,245
259,726	Horizon Therapeutics plc*	20,175,516
25,392	Illumina, Inc.*	7,848,159
2,455	Incyte Corp.*	220,312
23,213	Innoviva, Inc.*	242,576
7,809	IQVIA Holdings, Inc.*	1,230,933
42,765	Jazz Pharmaceuticals plc*	6,097,861
88,523	Johnson & Johnson	13,179,304
48,751	Merck & Co., Inc.	4,043,895
8,672	Mettler-Toledo International, Inc.*	8,374,984
483,891	Mylan NV*	7,176,104
117,248	PerkinElmer, Inc.	14,715,796
6,218	Perrigo Co. plc	285,468
128,361	Pfizer, Inc.	4,710,849
22,821	Regeneron Pharmaceuticals, Inc.*	12,774,739
8,738	Sage Therapeutics, Inc.*	534,067
5,272	Sarepta Therapeutics, Inc.*	740,347
3,494	Thermo Fisher Scientific, Inc.	1,542,671
6,486	Twist Bioscience Corp.*	492,741
72,037	Vertex Pharmaceuticals, Inc.*	19,602,708
64,054	Zoetis, Inc.	10,592,610

		175,535,935

Real Estate Investment Trusts – 6.0%
13,961	American Campus Communities, Inc.	487,518
5,689	American Tower Corp.	1,375,202
23,608	Brandywine Realty Trust	244,107
34,316	Brixmor Property Group, Inc.	401,154
24,905	Camden Property Trust	2,216,047
20,365	CoreSite Realty Corp.	2,420,991
7,029	Corporate Office Properties Trust	166,728
65,457	CubeSmart	2,114,916
13,665	CyrusOne, Inc.	956,960
257,053	Duke Realty Corp.	9,485,256
78,936	Equity LifeStyle Properties, Inc.	4,838,777
3,161	Essex Property Trust, Inc.	634,697
249,899	First Industrial Realty Trust, Inc.	9,945,980
6,416	Gaming and Leisure Properties, Inc.	236,943
476,005	Invitation Homes, Inc.	13,323,380

Shares	Description	Value

Common Stocks – (continued)
Real Estate Investment Trusts – (continued)
46,607	Lamar Advertising Co. Class A	$ 3,083,985
60,996	Mid-America Apartment Communities, Inc.	7,072,486
47,187	Outfront Media, Inc.	686,571
7,273	PotlatchDeltic Corp.	306,193
3,931	PS Business Parks, Inc.	481,115
20,916	QTS Realty Trust, Inc. Class A	1,318,126
36,344	Retail Opportunity Investments Corp.	378,523
93,086	Rexford Industrial Realty, Inc.	4,259,615
96,618	Sabra Health Care REIT, Inc.	1,331,879
50,073	SBA Communications Corp.	15,947,249
152,293	SITE Centers Corp.	1,096,510
43,352	STORE Capital Corp.	1,189,145
39,338	Sun Communities, Inc.	5,531,316
14,722	Terreno Realty Corp.	806,177
45,708	Ventas, Inc.	1,917,908
758,470	VEREIT, Inc.	4,930,198

		99,185,652

Retailing – 9.4%
24,763	Amazon.com, Inc.*	77,972,001
1,486	Asbury Automotive Group, Inc.*	144,811
8,493	AutoNation, Inc.*	449,534
2,286	AutoZone, Inc.*	2,692,085
123,268	Dick’s Sporting Goods, Inc.	7,134,752
24,580	Dollar General Corp.	5,152,460
34,974	eBay, Inc.	1,822,145
34,609	Home Depot, Inc. (The)	9,611,265
108,585	Lowe’s Cos., Inc.	18,009,908
1,541	MercadoLibre, Inc.*	1,668,102
34,301	Murphy USA, Inc.*	4,399,789
1,394	O’Reilly Automotive, Inc.*	642,746
8,426	Penske Automotive Group, Inc.	401,583
843	Stamps.com, Inc.*	203,121
149,794	Target Corp.	23,580,571

		153,884,873

Semiconductors & Semiconductor Equipment – 4.0%
218,165	Applied Materials, Inc.	12,969,909
15,046	Inphi Corp.*	1,688,913
31,784	Intel Corp.	1,645,775
15,650	Lam Research Corp.	5,191,887
61,648	NVIDIA Corp.	33,365,131
13,204	Power Integrations, Inc.	731,502
11,970	QUALCOMM, Inc.	1,408,630
2,395	Teradyne, Inc.	190,307
63,128	Texas Instruments, Inc.	9,014,047

		66,206,101

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Software & Services – 13.4%
44,829	Adobe, Inc.*	$ 21,985,487
40,860	Black Knight, Inc.*	3,556,863
21,888	Cadence Design Systems, Inc.*	2,333,917
17,268	Citrix Systems, Inc.	2,377,976
95,022	Cognizant Technology Solutions Corp. Class A	6,596,427
5,074	EPAM Systems, Inc.*	1,640,323
16,958	Fastly, Inc. Class A*	1,588,625
20,345	FireEye, Inc.*	251,159
7,263	FleetCor Technologies, Inc.*	1,729,320
79,080	Fortinet, Inc.*	9,316,415
8,663	Gartner, Inc.*	1,082,442
63,133	International Business Machines Corp.	7,681,392
3,182	Intuit, Inc.	1,038,000
373,480	Microsoft Corp.	78,554,048
37,008	Okta, Inc.*	7,914,161
75,324	Oracle Corp.	4,496,843
6,494	Palo Alto Networks, Inc.*	1,589,407
169,376	PayPal Holdings, Inc.*	33,372,153
5,663	Perficient, Inc.*	242,037
25,756	Perspecta, Inc.	500,954
5,399	ServiceNow, Inc.*	2,618,515
1,609	Square, Inc. Class A*	261,543
14,865	Twilio, Inc. Class A*	3,672,993
37,114	VeriSign, Inc.*	7,602,803
9,615	Visa, Inc. Class A	1,922,712
78,001	Western Union Co. (The)	1,671,561
27,322	Workday, Inc. Class A*	5,877,782
4,250	Zoom Video Communications, Inc. Class A*	1,997,968
43,289	Zscaler, Inc.*	6,090,329

		219,564,155

Technology Hardware & Equipment – 7.0%
842,445	Apple, Inc.	97,563,555
1,620	Arista Networks, Inc.*	335,227
24,727	Cisco Systems, Inc.	973,997
111,321	Keysight Technologies, Inc.* 10,996,288
6,357	National Instruments Corp.	226,945
42,942	NetApp, Inc.	1,882,577
5,934	SYNNEX Corp.	831,116
135,115	TTM Technologies, Inc.*	1,541,662

		114,351,367

Telecommunication Services – 0.1%
39,101	Cogent Communications Holdings, Inc.	2,348,015

Transportation – 2.1%
31,353	CSX Corp.	2,435,188
18,420	Norfolk Southern Corp.	3,941,696
50,365	Old Dominion Freight Line, Inc.	9,112,036
42,301	Ryder System, Inc.	1,786,794
61,767	Union Pacific Corp.	12,160,069
28,238	United Parcel Service, Inc. Class B	4,705,298

		34,141,081

Utilities – 1.2%
43,619	CMS Energy Corp.	2,678,643
35,130	DTE Energy Co.	4,041,355
38,413	Entergy Corp.	3,784,833
112,386	MDU Resources Group, Inc.	2,528,685

Shares	Description	Value

Common Stocks – (continued)
Utilities – (continued)
68,737	NRG Energy, Inc.	$ 2,112,976
50,963	Public Service Enterprise Group, Inc.	2,798,378
85,592	Vistra Corp.	1,614,265

		19,559,135

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $986,651,818)		$1,645,331,082

Securities Lending Reinvestment Vehicle(b) – 0.1%
Goldman Sachs Financial Square Government Fund — Institutional Shares
2,112,125	0.027%	$ 2,112,125
(Cost $2,112,125)

TOTAL INVESTMENTS – 100.1% (Cost $988,763,943)		$1,647,443,207

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%		(2,160,375)

NET ASSETS – 100.0%		$1,645,282,832

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	All or a portion of security is on loan.

(b)	Represents an Affiliated Issuer.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments

September 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 100.0%
Australia – 10.3%
95,967	Adairs Ltd. (Retailing)	$ 226,518
80,226	ASX Ltd. (Diversified Financials)	4,690,466
552,701	Aurizon Holdings Ltd. (Transportation)	1,700,314
327,751	BHP Group plc (Materials)	6,992,291
415,823	Brambles Ltd. (Commercial & Professional Services)	3,157,361
167,225	Commonwealth Bank of Australia (Banks)	7,695,074
624,018	Evolution Mining Ltd. (Materials)	2,606,796
529,688	Fortescue Metals Group Ltd. (Materials)	6,222,790
300,778	Goodman Group (REIT)	3,894,303
297,507	Harvey Norman Holdings Ltd. (Retailing)	968,311
51,179	JB Hi-Fi Ltd. (Retailing)	1,740,086
66,874	Magellan Financial Group Ltd. (Diversified Financials)	2,758,151
25,008	Newcrest Mining Ltd. (Materials)	567,080
9,078	Premier Investments Ltd. (Retailing)	134,948
1,699	REA Group Ltd. (Media & Entertainment)	135,289
320,184	Regis Resources Ltd. (Materials)	1,163,944
70,006	Rio Tinto Ltd. (Materials)	4,781,508
124,163	Rio Tinto plc ADR (Materials)(a)	7,498,204
151,209	Santos Ltd. (Energy)	534,643
193,408	Sonic Healthcare Ltd. (Health Care Equipment & Services)	4,592,897
177,657	Wesfarmers Ltd. (Retailing)	5,678,676

		67,739,650

Belgium – 0.3%
14,673	D’ieteren SA/NV (Retailing)	912,303
1,427	UCB SA (Pharmaceuticals, Biotechnology & Life Sciences)	162,070
25,294	Warehouses De Pauw CVA (REIT)	920,477

		1,994,850

China – 1.0%
40,000	Alibaba Health Information Technology Ltd. (Health Care Equipment & Services)*	98,363
663,000	China Mengniu Dairy Co. Ltd. (Food, Beverage & Tobacco)*	3,127,202
229,500	ENN Energy Holdings Ltd. (Utilities)	2,518,361
640,000	Tingyi Cayman Islands Holding Corp. (Food, Beverage & Tobacco)	1,133,245

		6,877,171

Shares	Description	Value

Common Stocks – (continued)
Denmark – 3.3%
11,438	DSV PANALPINA A/S (Transportation)	$ 1,855,280
168,695	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	11,687,963
9,175	Novozymes A/S Class B (Materials)	576,671
10,594	Scandinavian Tobacco Group A/S Class A (Food, Beverage & Tobacco)(b)	156,899
47,294	Vestas Wind Systems A/S (Capital Goods)	7,643,019

		21,919,832

Finland – 1.5%
129,864	Neste OYJ (Energy)	6,838,604
578,994	Nokia OYJ (Technology Hardware & Equipment)*	2,266,101
11,349	Tokmanni Group Corp. (Retailing)	200,390
33,656	Valmet OYJ (Capital Goods)	830,197

		10,135,292

France – 6.7%
3,049	Albioma SA (Utilities)	158,545
6,168	Alstom SA (Capital Goods)*	308,110
29,426	Bouygues SA (Capital Goods)	1,016,855
5,714	Christian Dior SE (Consumer Durables & Apparel)	2,343,736
2,146	Gaztransport Et Technigaz SA (Energy)	204,648
18,346	Gecina SA (REIT)	2,418,475
127	Hermes International (Consumer Durables & Apparel)	109,379
51,710	Legrand SA (Capital Goods)	4,118,667
38,375	Rexel SA (Capital Goods)*	481,147
13,049	Safran SA (Capital Goods)*	1,283,854
71,634	Sanofi (Pharmaceuticals, Biotechnology & Life Sciences)	7,178,575
18,483	Sartorius Stedim Biotech (Pharmaceuticals, Biotechnology & Life Sciences)	6,384,098
74,570	Schneider Electric SE (Capital Goods)	9,268,971
9,249	Teleperformance (Commercial & Professional Services)	2,851,487
206,930	Vivendi SA (Media & Entertainment)	5,779,323

		43,905,870

Germany – 7.5%
39,407	Allianz SE (Registered) (Insurance)	7,563,379
26,951	Aurubis AG (Materials)	1,833,481
38,748	Deutsche Boerse AG (Diversified Financials)	6,793,313
154,330	Deutsche Post AG (Registered) (Transportation)	7,002,812
1,676	Deutsche Wohnen SE (Real Estate)	83,765

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
16,737	DWS Group GmbH & Co. KGaA (Diversified Financials)*(b)	$ 576,827
1,171	Gerresheimer AG (Pharmaceuticals, Biotechnology & Life Sciences)	131,047
24,549	Henkel AG & Co. KGaA (Preference) (Household & Personal Products)(c)	2,567,494
6,080	Hornbach Holding AG & Co. KGaA (Retailing)	709,998
36,144	Nemetschek SE (Software & Services)	2,641,811
23,869	Porsche Automobil Holding SE (Preference) (Automobiles & Components)*,(c)	1,420,015
53,087	Scout24 AG (Media & Entertainment)(b)	4,630,623
80,448	Siemens AG (Registered) (Capital Goods)	10,159,706
40,224	Siemens Energy AG (Utilities)*	1,084,694
8,161	Siltronic AG (Semiconductors & Semiconductor Equipment)	731,156
8,714	Volkswagen AG (Preference) (Automobiles & Components)(c)	1,402,181

		49,332,302

Hong Kong – 0.6%
36,000	CLP Holdings Ltd. (Utilities)	336,141
70,800	Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)	3,332,803
354,800	Man Wah Holdings Ltd. (Consumer Durables & Apparel)	475,202

		4,144,146

Israel – 0.6%
190,911	Plus500 Ltd. (Diversified Financials)	3,859,124

Italy – 3.8%
159,727	Azimut Holding SpA (Diversified Financials)	2,884,180
17,152	Banca Generali SpA (Diversified Financials)	521,652
29,081	Buzzi Unicem SpA (Materials)	675,655
778,950	Enel SpA (Utilities)	6,758,104
28,470	Ferrari NV (Automobiles & Components)	5,224,785
1,638,249	Intesa Sanpaolo SpA (Banks)	3,082,234
83,698	Poste Italiane SpA (Insurance)(b)	741,715
182,792	Prysmian SpA (Capital Goods)	5,306,026

		25,194,351

Japan – 28.5%
43,400	AGC, Inc. (Capital Goods)	1,275,502
17,400	Alps Alpine Co. Ltd. (Technology Hardware & Equipment)	234,545
2,100	Arata Corp. (Retailing)	104,820

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
10,300	Arcs Co. Ltd. (Food & Staples Retailing)	$ 264,434
77,100	Asahi Kasei Corp. (Materials)	672,592
199,400	Astellas Pharma, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	2,972,375
67,000	Autobacs Seven Co. Ltd. (Retailing)	872,679
2,800	BayCurrent Consulting, Inc. (Commercial & Professional Services)	390,561
76,100	Benesse Holdings, Inc. (Consumer Services)	1,958,731
76,200	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	3,419,512
3,300	Create SD Holdings Co. Ltd. (Food & Staples Retailing)	115,782
12,700	Daicel Corp. (Materials)	91,536
323,400	Dai-ichi Life Holdings, Inc. (Insurance)	4,563,288
4,900	Daikin Industries Ltd. (Capital Goods)	905,394
252,400	DCM Holdings Co. Ltd. (Retailing)	3,477,578
7,000	Denka Co. Ltd. (Materials)	213,143
51,300	Dentsu Group, Inc. (Media & Entertainment)	1,514,197
20,600	Doshisha Co. Ltd. (Retailing)	414,631
1,200	Earth Corp. (Household & Personal Products)	89,379
30,100	EDION Corp. (Retailing)	315,349
10,800	FANUC Corp. (Capital Goods)	2,072,688
3,600	FP Corp. (Materials)	151,631
54,000	Fujitsu Ltd. (Software & Services)	7,377,354
8,800	Furyu Corp. (Consumer Durables & Apparel)	100,006
5,600	Glory Ltd. (Capital Goods)	125,561
48,000	Gumi, Inc. (Media & Entertainment)	444,712
7,500	Hikari Tsushin, Inc. (Retailing)	1,789,416
4,000	Hitachi Capital Corp. (Diversified Financials)	94,053
112,100	Hitachi Ltd. (Technology Hardware & Equipment)	3,795,645
45,300	Hitachi Metals Ltd. (Materials)	698,530
5,600	Hitachi Transport System Ltd. (Transportation)	177,389
242,000	Honda Motor Co. Ltd. (Automobiles & Components)	5,746,843
11,300	Hulic Co. Ltd. (Real Estate)	106,030
3,100	Ibiden Co. Ltd. (Technology Hardware & Equipment)	105,639
106,500	ITOCHU Corp. (Capital Goods)	2,727,022
62,000	Izumi Co. Ltd. (Retailing)	2,260,766
270,900	Japan Tobacco, Inc. (Food, Beverage & Tobacco)	4,942,242
33,400	Kamigumi Co. Ltd. (Transportation)	658,159
5,500	Kaneka Corp. (Materials)	154,082

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
117,400	Kansai Electric Power Co., Inc. (The) (Utilities)	$ 1,137,828
23,400	KDDI Corp. (Telecommunication Services)	588,546
8,300	Koei Tecmo Holdings Co. Ltd. (Media & Entertainment)	400,428
21,200	Kohnan Shoji Co. Ltd. (Retailing)	825,858
14,700	Komeri Co. Ltd. (Retailing)	464,610
67,200	Konami Holdings Corp. (Media & Entertainment)	2,906,970
295,200	K’s Holdings Corp. (Retailing)	3,996,412
7,100	Lion Corp. (Household & Personal Products)	145,757
53,300	LIXIL Group Corp. (Capital Goods)	1,077,316
91,500	M3, Inc. (Health Care Equipment & Services)	5,659,848
828,300	Marubeni Corp. (Capital Goods)	4,702,595
34,600	McDonald’s Holdings Co. Japan Ltd. (Consumer Services)	1,682,874
20,100	MINEBEA MITSUMI, Inc. (Capital Goods)	382,870
125,400	Mitsubishi Chemical Holdings Corp. (Materials)	723,857
395,200	Mitsubishi Electric Corp. (Capital Goods)	5,362,551
43,300	Mitsubishi Materials Corp. (Materials)	853,303
19,300	Mynet, Inc. (Media & Entertainment)*	274,443
10,600	NEC Corp. (Software & Services)	620,034
235,800	Nexon Co. Ltd. (Media & Entertainment)	5,881,742
9,900	NGK Spark Plug Co. Ltd. (Automobiles & Components)	172,857
24,400	Nihon M&A Center, Inc. (Commercial & Professional Services)	1,395,909
13,800	Nintendo Co. Ltd. (Media & Entertainment)	7,820,339
86,700	Nipro Corp. (Health Care Equipment & Services)	1,012,272
17,900	Nitori Holdings Co. Ltd. (Retailing)	3,713,389
75,100	Nitto Denko Corp. (Materials)	4,892,672
217,700	Nomura Research Institute Ltd. (Software & Services)	6,410,067
41,200	Omron Corp. (Technology Hardware & Equipment)	3,221,268
37,000	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,163,793
7,300	Otsuka Corp. (Software & Services)	373,040
14,300	Otsuka Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	605,824
74,900	Pan Pacific International Holdings Corp. (Retailing)	1,744,292

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
11,900	Raccoon Holdings, Inc. (Retailing)	$ 239,862
45,300	Rakuten, Inc. (Retailing)	488,469
10,800	Resorttrust, Inc. (Consumer Services)	164,583
4,900	Ride On Express Holdings Co. Ltd. (Consumer Services)	121,278
62,600	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	4,839,608
15,000	Rohto Pharmaceutical Co. Ltd. (Household & Personal Products)	493,210
22,600	Sawai Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,140,309
18,500	Scroll Corp. (Retailing)	161,011
63,800	Shimachu Co. Ltd. (Retailing)	2,158,154
4,700	Shinko Electric Industries Co. Ltd. (Semiconductors & Semiconductor Equipment)	82,358
82,400	Shionogi & Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	4,410,398
31,300	Ship Healthcare Holdings, Inc. (Health Care Equipment & Services)	1,532,677
44,900	SoftBank Group Corp. (Telecommunication Services)	2,778,169
65,900	Square Enix Holdings Co. Ltd. (Media & Entertainment)	4,361,350
34,100	Subaru Corp. (Automobiles & Components)	661,978
399,800	Sumitomo Corp. (Capital Goods)	4,819,387
91,500	Sumitomo Dainippon Pharma Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,205,731
17,900	Sumitomo Forestry Co. Ltd. (Consumer Durables & Apparel)	285,672
25,600	Sumitomo Metal Mining Co. Ltd. (Materials)	793,966
19,800	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	526,755
62,300	Sundrug Co. Ltd. (Food & Staples Retailing)	2,348,395
33,300	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,190,240
1,300	TDK Corp. (Technology Hardware & Equipment)	141,951
97,400	Teijin Ltd. (Materials)	1,510,518
16,200	T-Gaia Corp. (Retailing)	304,879
223,500	TIS, Inc. (Software & Services)	4,747,134
20,600	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	5,381,847
16,800	Valor Holdings Co. Ltd. (Food & Staples Retailing)	464,958

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
45,600	Welcia Holdings Co. Ltd. (Food & Staples Retailing)	$ 1,999,716
838,100	Yamada Holdings Co. Ltd. (Retailing)	4,179,547
20,400	Yamaha Motor Co. Ltd. (Automobiles & Components)	296,426
9,600	Yamato Holdings Co. Ltd. (Transportation)	252,887
4,000	Yaoko Co. Ltd. (Food & Staples Retailing)	297,073
958,700	Z Holdings Corp. (Media & Entertainment)	6,403,566

		188,391,422

Luxembourg – 0.7%
5,904	Eurofins Scientific SE (Pharmaceuticals, Biotechnology & Life Sciences)*	4,676,954

Netherlands – 6.4%
35,378	ASM International NV (Semiconductors & Semiconductor Equipment)	5,071,186
17,088	ASML Holding NV (Semiconductors & Semiconductor Equipment)	6,311,848
102,824	BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)	4,408,255
28,289	Euronext NV (Diversified Financials)(b)	3,543,655
22,038	EXOR NV (Diversified Financials)	1,196,283
91,568	ING Groep NV (Banks)	653,509
209,761	Koninklijke Ahold Delhaize NV (Food & Staples Retailing)	6,200,102
38,536	Koninklijke DSM NV (Materials)	6,344,245
1,743	Randstad NV (Commercial & Professional Services)*	90,889
38,543	Signify NV (Capital Goods)*(b)	1,425,592
84,254	Wolters Kluwer NV (Commercial & Professional Services)	7,187,074

		42,432,638

New Zealand – 0.4%
27,359	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Services)	603,828
39,174	Meridian Energy Ltd. (Utilities)	128,838
25,463	Xero Ltd. (Software & Services)*	1,857,401

		2,590,067

Norway – 1.8%
194,177	DNB ASA (Banks)	2,705,006
229,332	Europris ASA (Retailing)(b)	1,175,711
65,627	Norsk Hydro ASA (Materials)*	181,145
286,171	Orkla ASA (Food, Beverage & Tobacco)	2,888,174
14,784	Salmar ASA (Food, Beverage & Tobacco)*	837,860

Shares	Description	Value

Common Stocks – (continued)
Norway – (continued)
55,750	SpareBank 1 SMN (Banks)	$ 503,957
47,480	SpareBank 1 SR-Bank ASA (Banks)	392,913
77,885	Yara International ASA (Materials)	2,996,997

		11,681,763

Singapore – 0.7%
291,800	DBS Group Holdings Ltd. (Banks)	4,289,855

South Africa – 0.8%
205,815	Anglo American plc (Materials)	4,979,406

Spain – 1.3%
129,097	ACS Actividades de Construccion y Servicios SA (Capital Goods)	2,918,196
49,044	Cellnex Telecom SA (Telecommunication Services)(b)	2,977,102
44,774	EDP Renovaveis SA (Utilities)	743,280
10,354	Grifols SA (Pharmaceuticals, Biotechnology & Life Sciences)	297,731
55,188	Iberdrola SA (Utilities)	679,286
14,643	Viscofan SA (Food, Beverage & Tobacco)	976,870

		8,592,465

Sweden – 3.9%
159,284	Boliden AB (Materials)	4,726,058
134,552	Essity AB Class B (Household & Personal Products)	4,542,646
12,097	Evolution Gaming Group AB (Consumer Services)(b)	799,287
18,435	Husqvarna AB Class B (Consumer Durables & Apparel)	202,714
70,149	Investor AB Class A (Diversified Financials)	4,545,074
119,326	Kinnevik AB Class B (Diversified Financials)	4,843,246
42,610	Nobia AB (Consumer Durables & Apparel)*	284,924
71,234	Swedish Match AB (Food, Beverage & Tobacco)	5,824,572

		25,768,521

Switzerland – 11.8%
81,268	Adecco Group AG (Registered) (Commercial & Professional Services)	4,288,134
3,055	Bachem Holding AG (Registered) Class B (Pharmaceuticals, Biotechnology & Life Sciences)	1,296,536
8,718	Galenica AG (Health Care Equipment & Services)(b)	606,221
11,268	Lonza Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	6,953,883

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Switzerland – (continued)
175,952	Nestle SA (Registered) (Food, Beverage & Tobacco)	$ 20,940,406
52,803	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	4,584,585
49,106	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	16,820,797
20,488	Sonova Holding AG (Registered) (Health Care Equipment & Services)*	5,191,971
187,850	STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	5,766,166
9,401	Tecan Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	4,675,264
19,596	Zurich Insurance Group AG (Insurance)	6,833,425

		77,957,388

United Kingdom – 7.6%
63,526	AstraZeneca plc ADR (Pharmaceuticals, Biotechnology & Life Sciences)	3,481,225
1,309,916	Aviva plc (Insurance)	4,846,344
152,511	Barratt Developments plc (Consumer Durables & Apparel)	935,308
26,071	Diageo plc (Food, Beverage & Tobacco)	895,505
61,265	Dialog Semiconductor plc (Semiconductors & Semiconductor Equipment)*	2,670,219
197,949	Experian plc (Commercial & Professional Services)	7,437,811
275,614	Fiat Chrysler Automobiles NV (Automobiles & Components)*	3,383,139
8,321	Games Workshop Group plc (Consumer Durables & Apparel)	1,091,723
10,203	Greggs plc (Consumer Services)*	154,614
68,702	Halma plc (Technology Hardware & Equipment)	2,075,616
103,318	IG Group Holdings plc (Diversified Financials)	1,055,388
234,881	Imperial Brands plc (Food, Beverage & Tobacco)	4,148,823
51,257	London Stock Exchange Group plc (Diversified Financials)	5,880,044
55,988	Moneysupermarket.com Group plc (Retailing)	192,992
22,740	National Grid plc (Utilities)	261,195
65,890	Persimmon plc (Consumer Durables & Apparel)	2,099,810
71,708	Phoenix Group Holdings plc (Insurance)	637,702

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
2,576	Reckitt Benckiser Group plc (Household & Personal Products)	$ 251,174
56,725	RELX plc (Commercial & Professional Services)	1,262,589
69,197	Rentokil Initial plc (Commercial & Professional Services)	478,280
42,054	Segro plc (REIT)	505,386
162,810	Smith & Nephew plc (Health Care Equipment & Services)	3,189,341
17,834	Unilever plc (Household & Personal Products)	1,099,524
32,292	Unilever plc ADR (Household & Personal Products)	1,991,771
293	Vistry Group plc (Consumer Durables & Apparel)	2,147

		50,027,670

United States – 0.5%
35,211	Ferguson plc (Capital Goods)	3,543,300

TOTAL INVESTMENTS – 100.0% (Cost $524,796,411)		$ 660,034,037

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%		188,826

NET ASSETS – 100.0%		$ 660,222,863

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Investment Abbreviations:
ADR	— American Depositary Receipt
CVA	— Dutch Certification
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
EURO STOXX 50 Index	33	12/18/2020	$1,235,786	$(46,299)
FTSE 100 Index	6	12/18/2020	452,255	(13,282)
MSCI Singapore Index	2	10/29/2020	41,419	(214)
SPI 200 Index	2	12/17/2020	207,784	(3,138)
TOPIX Index	5	12/10/2020	770,635	12,090

Total Futures Contracts				$(50,843)

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — Accounting principles generally accepted in the United States of America (“GAAP”) defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”)’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Fair Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the net asset value (“NAV”) per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

ii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of September 30, 2020:

U.S. EQUITY DIVIDEND AND PREMIUM

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$17,494,757	$—	$—
North America	2,526,399,130	—	—
South America	10,963,210	—	—
Investment Company	37,942,365	—	—
Securities Lending Reinvestment Vehicle	6,332,150	—	—

Total	$2,599,131,612	$—	$—

Derivative Type	Level 1	Level 2	Level 3
Assets(b)
Futures Contracts	$338,710	$—	$—

Liabilities
Written Options Contracts	$(20,294,890)	$—	$—

INTERNATIONAL EQUITY DIVIDEND AND PREMIUM

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$—	$48	$—
Asia	182,218	59,013,894	—
Australia and Oceania	2,734,218	15,852,036	—
Europe	8,126,364	106,785,511	—

Total	$11,042,800	$181,651,489	$—

Derivative Type	Level 1	Level 2	Level 3
Assets(b)
Futures Contracts	$4,798	$—	$—

Liabilities
Futures Contracts(b)	$(33,934)	$—	$—
Written Options Contracts	(1,280,683)	—	—

Total	$(1,314,617)	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for certain international equity securities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

U.S. TAX-MANAGED EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$2,595,980	$—	$—
Europe	1,369,179	—	—
North America	1,639,413,525	—	—
South America	1,952,398	—	—
Securities Lending Reinvestment Vehicle	2,112,125	—	—

Total	$1,647,443,207	$—	$—

INTERNATIONAL TAX-MANAGED EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$—	$4,979,406	$—
Asia	1,999,716	205,562,002	—
Australia and Oceania	7,498,204	62,831,513	—
Europe	15,536,920	358,082,976	—
North America	—	3,543,300	—

Total	$25,034,840	$634,999,197	$—

Derivative Type	Level 1	Level 2	Level 3

Assets(b)
Futures Contracts	$12,090	$—	$—

Liabilities(b)
Futures Contracts	$(62,933)	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for certain international equity securities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the International Tax-Managed Equity, U.S. Equity Dividend and Premium and U.S. Tax-Managed Equity Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

Each of the Funds and GSAL received compensation relating to the lending of the Funds’ securities.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Dividend-Paying Investments Risk — A Fund’s investments in dividend-paying securities could cause the Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to market conditions, dividend-paying securities that meet the Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of the Fund to produce current income.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.